Annual Total Returns [BarChart] - Brighthouse/Wellington Large Cap Research Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.46%
Annual Return 2012	13.59%
Annual Return 2013	34.49%
Annual Return 2014	13.78%
Annual Return 2015	4.59%
Annual Return 2016	8.50%
Annual Return 2017	22.08%
Annual Return 2018	(6.15%)
Annual Return 2019	32.07%
Annual Return 2020	22.27%